10. COMMON STOCK (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Number of option
Beginning Balance	10,390,000	9,135,500	9,292,800
Granted	100,000	1,782,000	575,000
Exercised	0	0	(427,147)
Cancelled	0	0	(157,153)
Expired	(1,127,500)	(50,000)
Forfeited	(127,000)	(477,500)	(148,000)
Ending Balance	9,235,500	10,390,000	9,135,500
Weighted Average Exercise Price
Beginning Balance	$ 2.02	$ 2.16	$ 2.09
Granted	$ 0.73	$ 1.25	$ 2.77
Exercised			$ 1.66
Cancelled			$ 1.32
Expired	$ 2.17	$ 1.77
Forfeited	$ 2.28	$ 1.99	$ 2.31
Ending Balance	$ 1.98	$ 2.02	$ 2.16